Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events

(11) Subsequent Events

On January 24, 2012, the Company granted options to purchase 176,000 shares of common stock at an exercise price of $8.13 per share. The options vest over four years. The aggregate grant date fair value of these awards of approximately $809,300 is expected to be recognized over the vesting period.

On February 17, 2012, the Company entered into the “Second Amendment to Deed of Lease” (the “Amendment”) for its Vienna, Virginia lease. The Amendment extends the term of the lease from May 31, 2015 to May 31, 2016 and expands the space by 7,267 additional square feet. Base rent payments for the expansion space will begin in April 2012 and the total estimated additional base rent payments under the Amendment are $1,494,000.

On March 26, 2012, the Company changed its name to Eloqua, Inc.

On March 26, 2012, the holders of the Series A, Series B and Series C Preferred Stock agreed to a modification of the Preferred Stock agreements to defer the redemption date until anytime after September 26, 2013.

On May 1, 2012, the Company’s Board of Directors authorized a reverse stock split of its outstanding common stock and exchangeable common stock at a ratio of 1-for-2.5. On May 3, 2012, the effective date of the reverse stock split, (i) each 2.5 shares of outstanding common stock were reduced to one share of common stock and each 2.5 shares of exchangeable common stock were reduced to one share of exchangeable common stock; (ii) the number of shares of common stock into which each outstanding share of our Series A, B and C redeemable, convertible preferred stock, and our outstanding warrants or options to purchase common stock is exercisable were proportionately reduced; and (iii) the exercise price of each outstanding warrant or option to purchase common stock were proportionately increased. All share and per share information has been retroactively adjusted to reflect the stock split.

On July 9, 2012, the Company settled the iHance matter, and the lawsuit was dismissed on July 12, 2012 (See Note 9(b) – Legal Matters). Under the terms of the settlement, iHance granted the Company a non-exclusive, royalty-free license under its patents for the Company’s ELMO product for its existing customers for the remainder of the term for each outstanding customer agreement and covenanted not to sue the Company and its suppliers, distributors, resellers and customers for any infringement of the patents based on the making, using, offering for sale, selling or importing of the Company’s Eloqua Engage product and service. The Company agreed to pay $3,500,000 to iHance. Since the settlement occurred subsequent to the original issuance of the Company’s 2011 consolidated financial statements, there has been no adjustment made to the financial statements as a result of the settlement.